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Johnson Enhanced Return Fund
Johnson Enhanced Return Fund
INVESTMENT OBJECTIVE
Outperform the fund’s benchmark, the S&P 500 Index, over a full market cycle.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Johnson Enhanced Return Fund Johnson Enhanced Return Fund USD ($)
Redemption Fee	none
Exchange Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Johnson Enhanced Return Fund Johnson Enhanced Return Fund
Management Fees	0.35%
Shareholder Servicing Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.35%

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10.000 in the fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Expense Example	1 year	3 Years	5 Years	10 Years
Johnson Enhanced Return Fund | Johnson Enhanced Return Fund | USD ($)	37	116	202	456

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 36.66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The fund invests in the large cap equity market by using S&P 500 Index futures, combined with alpha-generating short duration investment-grade fixed income securities.
The fund’s adviser seeks to have notional exposure to equity index futures contracts in a value approximately equal to the fund’s net assets. Utilizing equity index futures contracts to replicate returns of the underlying equity index typically requires less than 10% of the fund’s assets to be posted as collateral. This effect is referred to as “leverage.” The fund attempts to track an underlying equity index consisting of a representative sampling of the leading large capitalization companies in the leading industries in the U.S. economy. The equity index futures are used only for replication of returns, not speculation. The fund also may invest in options on equity index futures and equity index exchange-traded funds (‘ETFs”).
The fund invests the balance of its assets primarily in a broad range of investment-grade, fixed income securities, including bonds, notes, domestic and foreign corporate and government securities, government agency securities, mortgage-backed securities, collateralized mortgage obligations, asset backed securities, municipal securities, and short-term obligations. The fund does not limit itself to securities of a particular maturity range but will normally maintain a dollar weighted average duration between 1 and 3 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. For example, the value of a portfolio of fixed income securities with an average duration of one year would generally be expected to decline by approximately 1% if interest rates rose by one percentage point.

PRINCIPAL RISKS OF INVESTING IN THE FUND
AVERAGE ANNUAL TOTAL RETURNS
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Average Total Returns for the Enhanced Return Fund as of December 31 of each year

Best Quarter: 2Q2020, 22.50% Worst Quarter: 1Q2020, -20.32%

Average Annual Total Returns as of December 31, 2023
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Average Annual Returns - Johnson Enhanced Return Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Johnson Enhanced Return Fund	Return Before Taxes	24.91%	14.05%	11.16%	Dec. 31, 2005
After Taxes on Distributions | Johnson Enhanced Return Fund	Return After Taxes on Distributions	23.76%	10.04%	7.34%
After Taxes on Distributions and Sale of Fund Shares | Johnson Enhanced Return Fund	Return After Taxes on Distributions and Sale of Fund Shares	14.69%	10.02%	7.55%
S&P 500 Index	S&P 500 Index	26.29%	15.69%	12.03%

The fund’s broad-based securities market index is the S&P 500 Index, with measures the performance of 500 of the largest companies listed on the US stock exchange. This Index represents the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower return), and is not available for direct investment.